Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Total Amount of Transactions Entered into Related Parties

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year ended December 31:

	Related party	Type of	Purchases	Amounts		Amounts
	relationship	transaction	from	owed to		owed by
2022
FCPM III Services B.V. ("Forbion III")	Common control	Rent and office services	40	12		—

2021
FCPM III Services B.V. ("Forbion III")	Common control	Rent and office services	20	21		—
Mr. M.H. Davidson	Exec. director & shareholder	Receivables	—	—		718

2020
FCPM III Services B.V. ("Forbion III")	Common control	Rent and office services	28	3		—
Forbion Capital Partners	Common control	Due diligence and travel	3	—		—
Forbion Capital Fund II Coöperatief U.A. ("Forbion II")	Shareholder	Borrowings	—	10,291	*	—
Forbion Capital Fund IV Coöperatief U.A. ("Forbion IV")	Common control	Borrowings	—	679	*	—
Mr. M.H. Davidson	Exec. director & shareholder	Borrowings	—	679	*	—

Summary of Total Compensation Paid to KMPs	The following table sets forth the total compensation paid to KMPs during the period:

	2022	2021	2020

Short-term employee benefits	2,741	1,505	1,303
Share-based payments	3,203	753	—
Total compensation paid to key management personnel	5,944	2,258	1,303